Stockholders' Equity (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Summary of number of shares of the Company's common stock subject to each Founder's Option
Number of Shares Subject to Founder's Option	22,805,512	22,805,512
Zhiguo Wang [Member]
Summary of number of shares of the Company's common stock subject to each Founder's Option
Number of Shares Subject to Founder's Option	20,103,475	20,103,475
Guifang Qi [Member]
Summary of number of shares of the Company's common stock subject to each Founder's Option
Number of Shares Subject to Founder's Option	2,488,737	2,488,737
Xingming Han [Member]
Summary of number of shares of the Company's common stock subject to each Founder's Option
Number of Shares Subject to Founder's Option	213,300	213,300